EQ ADVISORS TRUSTSM

SUPPLEMENT DATED MAY 1, 2014 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2014 of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding the AXA/Franklin Small Cap Value Managed Volatility Portfolio (“Portfolio”) of the Trust.

Information Regarding

AXA/Franklin Small Cap Value Managed Volatility Portfolio

Margaret McGee, Vice President Chief Administrative Officer, Research Analyst and Portfolio Manager of Franklin Advisory no longer serves as a member of the team that manages the Portfolio.

Information regarding Margaret McGee in the “Who Manages the Portfolio – Adviser: Franklin Advisory Services, LLC – Portfolio Managers” section of the Prospectus hereby is deleted in its entirety.

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The section of the prospectus entitled: “Management of the Trust – The Advisers – Franklin Advisory Services, LLC” is revised as follows:

The last sentence in the second paragraph here by is deleted and replaced with the following information:

Mr. Raineri is primarily responsible for the investments of the Portfolio.

The third paragraph hereby is deleted in its entirety and replaced with the following information:

William J. Lippman, President of Franklin Advisory and a chief investment officer, U.S. value of Franklin Advisory, joined Franklin Templeton Investments in 1998 and has held his current position since that time. Mr. Lippman is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

References regarding Margaret McGee contained in the “Management of the Trust – The Advisers – Franklin Advisory Services, LLC.” section of the Prospectus hereby are deleted in their entirety.

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References to Margaret McGee contained in “Appendix C – Portfolio Manager Information-Franklin Advisory Services” section of the Statement of Additional Information with respect to the Portfolio hereby are deleted in their entirety.